22. LOANS, FINANCING AND DEBENTURES (Detaills 2) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 2,310	R$ 14,777
Promissory Notes and Sureties [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	10,197
Guarantee and Receivables [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,454
Receivables [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	112
Shares [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	330
Unsecured [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 927